Investments Accounted for Using the Equity Method	12 Months Ended
Mar. 31, 2020
Text Block [Abstract]
Investments Accounted for Using the Equity Method
12.	Investments Accounted for Using the Equity Method
Investments in associates and joint ventures are accounted for using the equity method. The number of associates accounted for using the equity method increased by six in the fiscal year ended March 31, 2020, due to new investments and decreased by four due to divestiture. There is no change in the number of joint ventures accounted for using the equity methods for the fiscal year ended March 31, 2020.
Associates
Material associates
NEC Capital Solutions Limited is the only associate, which is material to the NEC Group as of March 31, 2020. NEC Capital Solutions Limited engages in leasing various types of equipment, facilities, and products in Japan. The Company owns 37.7% of the voting rights as of March 31, 2019 and 2020.

Summarized financial information as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	2019	2020
Current assets	768,549	870,638
Non-current assets	121,777	152,196
Current liabilities	414,038	444,073
Non-current liabilities	365,715	468,188
Total equity	110,573	110,573
Summarized financial information for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018	2019	2020
Revenue	468,867	517,983	64,531
Net profit	6,921	10,852	5,449
Other comprehensive income	(72)	(409)	(28)
Comprehensive income	6,849	10,443	5,421
Dividends received from the associate	357	430	486
Reconciliation between the summarized financial information and the carrying amount of interests in associates as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	2019	2020
Equity attributable to owners of the investee	93,523	97,280
Proportion of ownership interest	37.7%	37.7%

Equity attributable to the NEC Group	35,230	36,645

Elimination of unrealized profit on inter-company transactions	(21)	(25)

Carrying amount of the associate in the consolidated financial statements	35,209	36,620

Fair value of the associate	13,803	14,922

Aggregate information of associates that are not individually material for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018	2019	2020
Aggregate carrying amount of individually immaterial associates in the consolidated financial statements	34,282	36,838	36,085
Aggregate amounts of the NEC Group’s share of those associates:
Net profit	2,379	3,178	1,553
Other comprehensive income	1,706	19	(254)
Comprehensive income	4,085	3,197	1,299

Unrecognized share of losses of associates accounted for using the
equity method which the Company has stopped recognizing its share of losses for the fiscal years ended March 31, 2018, 2019, and 2020, was as follows:

	JPY (millions)
	2018	2019	2020
Unrecognized share of losses of associates for the period	333	—	—
Accumulated unrecognized share of losses of associates	975	638	538

Joint ventures
None of joint ventures are material to the NEC Group.
Aggregate information of joint ventures that are not individually material for the fiscal years ended March 31, 2018, 2019, and 2020, is as follows:

	JPY (millions)
	2018	2019	2020
Aggregate carrying amount of individually immaterial joint ventures in the consolidated financial statements	449	374	1,387
Aggregate amounts of the NEC Group’s share of those joint ventures:
Net profit (loss)	(92)	(251)	(75)
Other comprehensive income	—	—	—
Comprehensive income	(92)	(251)	(75)
Unrecognized share of losses of joint ventures that the Company has stopped recognizing its share of losses in applying the equity method for the fiscal years ended March 31, 2018, 2019, and 2020, was as follows:

	JPY (millions)
	2018	2019	2020
Unrecognized share of losses of joint ventures for the period	418	199	—
Accumulated unrecognized share of losses of joint ventures	3,016	199	—